Note 5 - Prepaid Expenses and Deposits (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Aug. 26, 2016
Prepaid Rent, Current and Noncurrent			$ 801,973
Prepaid Rent	$ 155,220	$ 160,395